Segment Information	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Segment Information
2. Segment information

Segmental reporting

Beauty & Personal Care	• primarily sales of skin cleansing (soap, shower), hair care (shampoo, conditioner, styling), skin care (face, hand and body moisturisers) and deodorants categories.

Foods & Refreshment	• primarily sales of ice cream, savoury (soups, bouillons, seasoning), dressings (mayonnaise, ketchup) and tea categories.

Home Care	• primarily sales of fabric category (washing powders and liquids, rinse conditioners) and includes a wide range of cleaning products.
Revenue
Turnover comprises sales of goods after the deduction of discounts, sales taxes and estimated returns. It does not include sales between group companies. Discounts given by Unilever include rebates, price reductions and incentives given to customers, promotional couponing and trade communication costs and are based on the contractual arrangements with each customer. Discounts can either be immediately deducted from the sales value on the invoice or off-invoice
and settled later through credit notes when the precise amounts are known. Rebates are generally off-invoice.
Amounts provided for discounts at the end of a period require estimation; historical data and accumulated experience is used to estimate the provision using the most likely amount method and in most instances the discount can be estimated using known facts with a high level of accuracy. Any differences between actual amounts settled and the amounts provided are not material and recognised in the subsequent reporting period.
Customer contracts generally contain a single performance obligation and turnover is recognised when control of the products being sold has transferred to our customer as there are no longer any unfulfilled obligations to the customer. This is generally on delivery to the customer but depending on individual customer terms, this can be at the time of dispatch, delivery or upon formal customer acceptance. This is considered the appropriate point where the performance obligations in our contracts are satisfied as Unilever no longer has control over the inventory.
Our customers have the contractual right to return goods only when authorised by Unilever. At 31 December 2020, an estimate has been made of goods that will be returned and a liability has been recognised for this amount. An asset has also been recorded for the corresponding inventory that is estimated to return to Unilever using a best estimate based on accumulated experience.
Some of our customers are distributors who may be able to return unsold goods in consignment arrangements.
Underlying operating profit
Underlying operating profit means operating profit before the impact of non-underlying
items within operating profit (see note 3). Underlying operating profit represents our measure of segment profit or loss as it is the primary measure used for the purpose of making decisions about allocating resources and assessing performance of segments. Underlying operating margin is calculated as underlying operating profit divided by turnover.

Our segments are comprised of similar product categories. 10 categories (2019: 9; 2018: 9) individually accounted for 5% or more of our revenue in one or more of the last three years. The following table shows the relevant contribution of these categories to Group revenue for the periods shown:

Category	Segment	2020	2019	2018
Fabric	Home Care	14%	15%	15%
Ice cream	Foods & Refreshment	13%	13%	13%
Skin Cleansing	Beauty & Personal Care	12%	10%	10%
Hair care	Beauty & Personal Care	11%	12%	12%
Savoury	Foods & Refreshment	11%	11%	11%
Deodorants	Beauty & Personal Care	8%	8%	8%
Skin care	Beauty & Personal Care	7%	8%	7%
Dressings	Foods & Refreshment	6%	5%	5%
Tea	Foods & Refreshment	6%	6%	6%
Home & Hygiene	Home Care	5%	4%	4%
Other		8%	7%	9%
The Group operating segment information is provided based on three product areas: Beauty & Personal Care, Foods & Refreshment and Home Care.

	Notes	€ million Beauty & Personal Care	€ million Foods & Refreshment	€ million Home Care	€ million Total
2020
Turnover		21,124	19,140	10,460	50,724
Operating profit		4,311	2,749	1,243	8,303
Non-underlying items	3	280	508	276	1,064

Underlying operating profit		4,591	3,257	1,519	9,367
Share of net profit/(loss) of joint ventures and associates		7	163	5	175
Significant non-cash charges:
Within underlying operating profit:
Depreciation and amortisation		710	946	362	2,018
Share-based compensation and other non-cash charges (a)		77	85	41	203
Within non-underlying items:
Impairment and other non-cash charges (b)		38	77	35	150

2019
Turnover		21,868	19,287	10,825	51,980
Operating profit		4,520	2,811	1,377	8,708
Non-underlying items	3	440	571	228	1,239

Underlying operating profit		4,960	3,382	1,605	9,947
Share of net profit/(loss) of joint ventures and associates		1	171	4	176
Significant non-cash charges:
Within underlying operating profit:
Depreciation and amortisation		693	902	369	1,964
Share-based compensation and other non-cash charges (a)		62	56	50	168
Within non-underlying items:
Impairment and other non-cash charges (b)		105	159	46	310

2018
Turnover		20,624	20,227	10,131	50,982
Operating profit		4,165	7,287	1,187	12,639
Non-underlying items	3	378	(3,711)	157	(3,176)

Underlying operating profit		4,543	3,576	1,344	9,463
Share of net profit/(loss) of joint ventures and associates		(1)	183	3	185
Significant non-cash charges:
Within underlying operating profit:
Depreciation and amortisation		686	949	373	2,008
Share-based compensation and other non-cash charges (a)		102	102	46	250
Within non-underlying items:
Impairment and other non-cash charges (b)		122	164	263	549

(a)	Other non-cash charges within underlying operating profit include movements in provisions from underlying activities, excluding movements arising from non- underlying activities.
(b)	Other non-cash charges within non-underlying items includes movements in restructuring provisions and movements in certain legal provisions.

The Unilever Group is not reliant on turnover from transactions with any single customer and does not receive 10% or more of its turnover from transactions with any single customer.

Segment assets and liabilities are not provided because they are not reported to or reviewed by our chief operating decision-maker, which is the Unilever Leadership Executive (ULE).
As part of Unification, Unilever PLC became the single parent of the Group and the United Kingdom became the country of domicile. Before Unification, the countries of domicile were the United Kingdom and the Netherlands. Turnover and non-current
assets for the domicile country, the United States and India (being the two largest country outside the home countries) and for all other countries are:

	€ million	€ million	€ million	€ million	€ million
	United Kingdom	United States	India	Others (a)	Total
2020
Turnover	2,391	9,363	4,993	33,977	50,724
Non-current assets (b)	3,587	12,946	6,264	23,633	46,430

2019
Turnover	2,306	8,702	4,964	36,009	51,980
Non-current assets (b)	3,891	13,326	1,137	25,391	43,744

2018
Turnover	2,385	8,305	4,565	35,727	50,982
Non-current assets (b)	3,160	12,471	1,080	25,400	42,111

(a)	Includes the Netherlands that was presented as country of domicile in prior years.
(b)
For the purpose of this table, non-current assets include goodwill, intangible assets, property, plant and equipment and other non-current assets as shown on the consolidated balance sheet. Goodwill is attributed to countries where acquired business operated at the time of acquisition; all other assets are attributed to the countries where they were acquired.

No other country had turnover or non-current assets (as shown above) greater than 10% of the Group total.
Additional information by geographies
Although the Group’s operations are managed by product area, we provide additional information based on geographies. The analysis of turnover by geographical area is stated on the basis of origin.

	€ million Asia/ AMET/RUB (a)	€ million The Americas (b)	€ million Europe	€ million Total
2020
Turnover	23,440	16,080	11,204	50,724
Operating profit	4,137	2,723	1,443	8,303
Non-underlying items	409	249	406	1,064
Underlying operating profit	4,546	2,973	1,848	9,367
Share of net profit/(loss) of joint ventures and associates	8	122	45	175

2019
Turnover	24,129	16,482	11,369	51,980
Operating profit	4,418	2,683	1,607	8,708
Non-underlying items	439	395	405	1,239
Underlying operating profit	4,857	3,078	2,012	9,947
Share of net profit/(loss) of joint ventures and associates	(5)	126	55	176

2018
Turnover	22,868	16,020	12,094	50,982
Operating profit	4,824	3,621	4,194	12,639
Non-underlying items	(437)	(892)	(1,847)	(3,176)
Underlying operating profit	4,387	2,729	2,347	9,463
Share of net profit/(loss) of joint ventures and associates	—	114	71	185

(a)	Refers to Asia, Africa, Middle East, Turkey, Russia, Ukraine and Belarus.
(b)	Americas sales in North America were €10,117 million (2019: €9,411 million; 2018 €9,041 million) and in Latin America were €5,963 million (2019: €7,071 million; 2018: €6,979 million).
Disaggregation of sales by markets are:

	€ million 2020	€ million 2019	€ million 2018
Emerging markets	29,281	31,021	29,654
Developed markets	21,443	20,959	21,328

Transactions between the Unilever Group’s geographical regions are carried out on an arm’s length basis and their net impact is immaterial.